Note 17 - Financial Instruments - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Certificates of deposit		$ 162
Total		193,244	$ 204,128
Liabilities		6,858	10,470
Company Earn-Outs [Member]
Liabilities	[1]		10,012
Warrant Liabilities [Member]
Liabilities	[1]	227	458
Fair Value, Inputs, Level 1 [Member]
Certificates of deposit		0
Total		0	0
Liabilities		0	0
Fair Value, Inputs, Level 1 [Member] | Company Earn-Outs [Member]
Liabilities	[1]		0
Fair Value, Inputs, Level 1 [Member] | Warrant Liabilities [Member]
Liabilities	[1]	0	0
Fair Value, Inputs, Level 2 [Member]
Certificates of deposit		162
Total		193,244	204,128
Liabilities		227	458
Fair Value, Inputs, Level 2 [Member] | Company Earn-Outs [Member]
Liabilities	[1]		0
Fair Value, Inputs, Level 2 [Member] | Warrant Liabilities [Member]
Liabilities	[1]	227	458
Fair Value, Inputs, Level 3 [Member]
Certificates of deposit		0
Total		0	0
Liabilities		6,631	10,012
Fair Value, Inputs, Level 3 [Member] | Company Earn-Outs [Member]
Liabilities	[1]		10,012
Fair Value, Inputs, Level 3 [Member] | Warrant Liabilities [Member]
Liabilities	[1]	0	0
Certificates of Deposit [Member]
Cash Equivalents		1,693	1,433
Certificates of deposit		2,620	2,411
Certificates of deposit			285
Certificates of Deposit [Member] | Fair Value, Inputs, Level 1 [Member]
Cash Equivalents		0	0
Certificates of deposit		0	0
Certificates of deposit			0
Certificates of Deposit [Member] | Fair Value, Inputs, Level 2 [Member]
Cash Equivalents		1,693	1,433
Certificates of deposit		2,620	2,411
Certificates of deposit			285
Certificates of Deposit [Member] | Fair Value, Inputs, Level 3 [Member]
Cash Equivalents		0	0
Certificates of deposit		0	0
Certificates of deposit			0
US Treasury Securities [Member]
Cash Equivalents	[2]		199,999
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Cash Equivalents	[2]		0
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Cash Equivalents	[2]		199,999
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Cash Equivalents	[2]		$ 0
Money Market Funds [Member]
Cash Equivalents		188,769
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Cash Equivalents		0
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Cash Equivalents		188,769
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Cash Equivalents		0
Company Earn-Outs [Member]
Liabilities	[1]	6,631
Company Earn-Outs [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities	[1]	0
Company Earn-Outs [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities	[1]	0
Company Earn-Outs [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities	[1]	$ 6,631

[1]	As a result of the Business Combination on July 1, 2021, the Company recorded Company Earn-Out Shares and private placement warrants as liabilities that must be marked to market each reporting period. The Company measured the Company Earn-Out Shares at fair value determined at Level 3. The Company measured the private placement warrants at fair value determined at Level 2. Refer to “Note 14 — Company Earn-Out and Warrant Liabilities” for further details.
[2]	Profits on securities for the years ended December 31, 2022 and 2021, were $2.8 million and $0 million, respectively.